Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 2,266
Amortization	604	$ 634
Ending balance	2,193	2,266
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	103
Ending balance	86	103
Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,727
Ending balance	1,815	1,727
software under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	204
Ending balance	259	204
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	232
Ending balance	33	232
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,966	8,046
Additions	693	525
Disposals	(620)	(354)
Foreign exchange and other	278	(251)
Ending balance	8,317	7,966
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	719	767
Disposals	(247)	(9)
Foreign exchange and other	49	(39)
Ending balance	521	719
Gross carrying amount [member] | Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	894	962
Foreign exchange and other	84	(68)
Ending balance	978	894
Gross carrying amount [member] | Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,548	5,416
Additions	11	65
Transfers	611	498
Disposals	(53)	(313)
Foreign exchange and other	120	(118)
Ending balance	6,237	5,548
Gross carrying amount [member] | software under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	204	280
Additions	662	430
Transfers	(611)	(498)
Disposals	(1)	(4)
Foreign exchange and other	5	(4)
Ending balance	259	204
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	601	621
Additions	20	30
Disposals	(319)	(28)
Foreign exchange and other	20	(22)
Ending balance	322	601
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(5,700)	(5,604)
Amortization	604	634
Disposals	(419)	(341)
Foreign exchange and other	239	(197)
Ending balance	(6,124)	(5,700)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(616)	(616)
Amortization	22	35
Disposals	(247)	(5)
Foreign exchange and other	44	(30)
Ending balance	(435)	(616)
Accumulated depreciation and amortisation [member] | Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(894)	(933)
Amortization		27
Foreign exchange and other	84	(66)
Ending balance	(978)	(894)
Accumulated depreciation and amortisation [member] | Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(3,821)	(3,681)
Amortization	556	530
Disposals	(49)	(308)
Foreign exchange and other	94	(82)
Ending balance	(4,422)	(3,821)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(369)	(374)
Amortization	26	42
Disposals	(123)	(28)
Foreign exchange and other	17	(19)
Ending balance	$ (289)	$ (369)